Consolidated Shareholders' Equity - Summary of Currency Translation Differences (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	€ 58,876	€ 58,070	[1]	€ 57,552	[1]
Attributable to non-controlling interests	159	169	[1]	170	[1]
Total equity	59,035	58,239	[1]	57,722	[1]	€ 58,208
Reserve of exchange differences on translation [member]
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	(167)	(1,439)		1,787
Attributable to non-controlling interests	(36)	(32)		(18)
Total equity	€ (203)	€ (1,471)		€ 1,769

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).